                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 N. Walker Drive
         Suite 2500
         Chicago, IL 60606

Form 13F File Number: 28-04321____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nancy B. Lynn
Title:   Vice President
Phone:   312-849-4153

Signature, Place, and Date of Signing:

    /s/  Nancy B. Lynn           Chicago, IL                 11/13/03
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                           ---------------------------

Form 13F Information Table Entry Total:            51
                             ------------------------

Form 13F Information Table Value Total:         1,504,416
                             ------------------------
                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


                                                                                                         Item 5:
                                                                                                        Shares of
                Item 1:                                 Item 2:                 Item 3:     Item 4:     Principal
             Name of Issuer                          Title of Class              CUSIP   Value (x$1000)  Amount
----------------------------------------- ------------------------------------ --------- -------------- ---------
Common:
AIM Select Real Estate Inc.               Common shares of beneficial
                                          interest                             00888R107        549        36,900
American Financial Realty Trust           common stock                         02607P305     15,670     1,111,341
Amli Residential Properties, Inc.         Common shares of beneficial
                                          interest                             001735109     32,341     1,234,381
Apartment Investment & Management Company Common Stock                         03748R101     48,509     1,232,456
Archstone Communites Trust                Common shares of beneficial
                                          interest                             039583109     80,544     3,053,226
Avalonbay Communities, Inc.                                                    053484101        360         7,700
Beazer Homes USA Inc.                                                          07556Q105        490         5,800
Boston Properties, Inc.                   Common Stock                         101121101     27,245       626,754
Brandywine Realty                         Common Stock                         105368203     38,343     1,492,541
BRE Properties                            Common Stock                         05564E106     61,908     1,877,132
Brookfield Properties Corp.                                                    112900105     17,706       753,460
Carramerica Realty Corporation            Common Stock                         144418100     52,835     1,770,010
Catellus Development                      Common Stock                         149111106     80,824     3,305,675
Colonial Properties Trust                 Common Stock                         195872106     21,740       603,379
Entertainment Properties Trust                                                 29380T105        525        17,500
Equity Office Properties Trust            Common shares of beneficial interest 294741103     36,109     1,311,622
Equity One, Inc.                          Common Stock                         294752100     24,808     1,459,318
Extended Stay America, Inc.               Common Stock                         30224P101     23,973     1,605,706
Health Care Property Investors, Inc.      Common Stock                         421915109      2,214        47,400
Healthcare Realty Trust Inc.              Common Stock                         421946104      1,122        35,100
Highwoods Properties, Inc                 Common Stock                         431284108        234         9,800
Innkeepers USA Trust                      Common Stock                         4576J0104     12,854     1,477,508
iShares DJ US Real Estate                 Common Stock                         464287739        695         7,600
Kimco Realty Corp.                                                             49446R109        205         5,000
Koger Equities                            Common Stock                         500228101     21,778     1,158,394
LaSalle Hotel Properties                  Common Stock                         517942108     30,374     1,752,710
Lexington Corp. Properties Trust          Common Stock                         529043101     13,526       705,928
Mack-Cali Realty Corporation              Common Stock                         554489104     32,085       818,493
Mills Corp.                               Common Stock                         601148109     45,343     1,152,301
Municipal Mortgage & Equity               Common Stock                         62624B101        255        10,400
Nationwide Health Properties              Common Stock                         638620104        747        42,700
Pan Pacific Retail Properties             Common Stock                         69806L104     33,953       789,612
Plum Creek Timber Co. Inc.                Common Stock                         729251108      2,269        89,200
Post Properties, Inc.                     Common Stock                         737464107        221         8,100
Prime Hospitality Corp.                   Common Stock                         741917108        614        70,617
ProLogis                                  Common shares of beneficial
                                          interest                             743410102     63,839     2,110,382
PS Business Parks, Inc/CA                 Common Stock                         69360J107     51,263     1,358,314
Public Storage Dep Shares A               Class A common stock                 74460D729        239         8,500
Public Storage, Inc                       Common Stock                         74460D109     42,257     1,077,159

                                                                                             Item 6:
                                                                                      Investment Discretion
                                                                               ------------------------------------  Item 7:
                                                                                          (b) Shared-                Managers
                Item 1:                                 Item 2:                           As Defined in (c) Shared- See Instr.
             Name of Issuer                          Title of Class            (a) Sole     Instr. V       Other        V
----------------------------------------- ------------------------------------ --------- -------------- ----------- ----------
Common:
AIM Select Real Estate Inc.               Common shares of beneficial
                                          interest                                36,900       --           --
American Financial Realty Trust           common stock                         1,111,341       --           --
Amli Residential Properties, Inc.         Common shares of beneficial
                                          interest                             1,234,381       --           --
Apartment Investment & Management Company Common Stock                         1,232,456       --           --
Archstone Communites Trust                Common shares of beneficial
                                          interest                             3,053,226       --           --
Avalonbay Communities, Inc.                                                        7,700       --           --
Beazer Homes USA Inc.                                                              5,800       --           --
Boston Properties, Inc.                   Common Stock                           626,754       --           --
Brandywine Realty                         Common Stock                         1,492,541       --           --
BRE Properties                            Common Stock                         1,877,132       --           --
Brookfield Properties Corp.                                                      753,460       --           --
Carramerica Realty Corporation            Common Stock                         1,770,010       --           --
Catellus Development                      Common Stock                         3,305,675       --           --
Colonial Properties Trust                 Common Stock                           603,379       --           --
Entertainment Properties Trust                                                    17,500       --           --
Equity Office Properties Trust            Common shares of beneficial interest 1,311,622       --           --
Equity One, Inc.                          Common Stock                         1,459,318       --           --
Extended Stay America, Inc.               Common Stock                         1,605,706       --           --
Health Care Property Investors, Inc.      Common Stock                            47,400       --           --
Healthcare Realty Trust Inc.              Common Stock                            35,100       --           --
Highwoods Properties, Inc                 Common Stock                             9,800       --           --
Innkeepers USA Trust                      Common Stock                         1,477,508       --           --
iShares DJ US Real Estate                 Common Stock                             7,600       --           --
Kimco Realty Corp.                                                                 5,000       --           --
Koger Equities                            Common Stock                         1,158,394       --           --
LaSalle Hotel Properties                  Common Stock                         1,752,710       --           --
Lexington Corp. Properties Trust          Common Stock                           705,928       --           --
Mack-Cali Realty Corporation              Common Stock                           818,493       --           --
Mills Corp.                               Common Stock                         1,152,301       --           --
Municipal Mortgage & Equity               Common Stock                            10,400       --           --
Nationwide Health Properties              Common Stock                            42,700       --           --
Pan Pacific Retail Properties             Common Stock                           789,612       --           --
Plum Creek Timber Co. Inc.                Common Stock                            89,200       --           --
Post Properties, Inc.                     Common Stock                             8,100       --           --
Prime Hospitality Corp.                   Common Stock                            70,617       --           --
ProLogis                                  Common shares of beneficial
                                          interest                             2,110,382       --           --
PS Business Parks, Inc/CA                 Common Stock                         1,358,314       --           --
Public Storage Dep Shares A               Class A common stock                     8,500       --           --
Public Storage, Inc                       Common Stock                         1,077,159       --           --

                                                                               Item 8: Voting Authority (Shares)
                                                                               ---------------------------------

                Item 1:                                 Item 2:
             Name of Issuer                          Title of Class            (a) Sole    (b) Shared  (c) None
----------------------------------------- ------------------------------------  ---------  ----------  --------
Common:
AIM Select Real Estate Inc.               Common shares of beneficial
                                          interest                                36,900       --           --
American Financial Realty Trust           common stock                           802,638       --      308,703
Amli Residential Properties, Inc.         Common shares of beneficial
                                          interest                               897,248       --      337,133
Apartment Investment & Management Company Common Stock                           920,621       --      311,835
Archstone Communites Trust                Common shares of beneficial
                                          interest                             2,235,903       --      817,323
Avalonbay Communities, Inc.                                                        7,700       --           --
Beazer Homes USA Inc.                                                              5,800       --           --
Boston Properties, Inc.                   Common Stock                           449,880       --      176,874
Brandywine Realty                         Common Stock                         1,067,408       --      425,133
BRE Properties                            Common Stock                         1,373,564       --      503,568
Brookfield Properties Corp.                                                      559,395       --      194,065
Carramerica Realty Corporation            Common Stock                         1,287,071       --      482,939
Catellus Development                      Common Stock                         2,389,598       --      916,077
Colonial Properties Trust                 Common Stock                           444,425       --      158,954
Entertainment Properties Trust                                                    17,500       --           --
Equity Office Properties Trust            Common shares of beneficial interest 1,002,445       --      309,177
Equity One, Inc.                          Common Stock                         1,057,959       --      401,359
Extended Stay America, Inc.               Common Stock                         1,196,857       --      408,849
Health Care Property Investors, Inc.      Common Stock                            47,400       --           --
Healthcare Realty Trust Inc.              Common Stock                            35,100       --           --
Highwoods Properties, Inc                 Common Stock                             9,800       --           --
Innkeepers USA Trust                      Common Stock                         1,072,072       --      405,436
iShares DJ US Real Estate                 Common Stock                             7,600       --           --
Kimco Realty Corp.                                                                 5,000       --           --
Koger Equities                            Common Stock                           856,363       --      302,031
LaSalle Hotel Properties                  Common Stock                         1,300,333       --      452,377
Lexington Corp. Properties Trust          Common Stock                           514,651       --      191,277
Mack-Cali Realty Corporation              Common Stock                           607,474       --      211,019
Mills Corp.                               Common Stock                           805,818       --      346,483
Municipal Mortgage & Equity               Common Stock                            10,400       --           --
Nationwide Health Properties              Common Stock                            42,700       --           --
Pan Pacific Retail Properties             Common Stock                           597,352       --      192,260
Plum Creek Timber Co. Inc.                Common Stock                            89,200       --           --
Post Properties, Inc.                     Common Stock                             8,100       --           --
Prime Hospitality Corp.                   Common Stock                            70,273       --          344
ProLogis                                  Common shares of beneficial
                                          interest                             1,501,479       --      608,903
PS Business Parks, Inc/CA                 Common Stock                           970,614       --      387,700
Public Storage Dep Shares A               Class A common stock                     8,500       --           --
Public Storage, Inc                       Common Stock                           797,742       --      279,417

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


                                                                                                         Item 5:
                                                                                                        Shares of
                Item 1:                                 Item 2:                 Item 3:     Item 4:     Principal
             Name of Issuer                          Title of Class              CUSIP   Value (x$1000)  Amount
----------------------------------------- ------------------------------------ --------- -------------- ---------
Ramco-Gershenson Properties               Common shares of beneficial interest 751452202      30,070    1,181,546
Regency Centers Corp.                     Common Stock                         758849103      68,328    1,854,210
Rouse Company                             Common Stock                         779273101      94,377    2,263,242
Simon Property Group                      Common Stock                         828806109     101,116    2,320,230
SL Green Realty Corp                      Common Stock                         78440X101      50,376    1,395,058
Starwood Hotels & Resorts Worldwide, Inc. Class B shares of beneficial
                                          interest                             85590A203      58,717    1,687,276
Summit Properties, Inc.                   Common Stock                         866239106      26,079    1,147,852
Sun Communities, Inc                      Common Stock                         866674104      36,751      932,772
Taubman Centers, Inc.                                                          876664103      17,511      893,427
Ventas Inc.                               Common Stock                         92276F100         960       56,100
Vornado Realty Trust                      Common Stock                         929042109      89,215    1,857,099
Winston Hotels, Inc.                                                           97563A102       10350      1137369
                                                                                           ---------
                                          Subtotal Common                                  1,504,416

                                                      Grand Total

                                                                                             Item 6:
                                                                                      Investment Discretion
                                                                               ------------------------------------  Item 7:
                                                                                          (b) Shared-                Managers
                Item 1:                                 Item 2:                           As Defined in (c) Shared- See Instr.
             Name of Issuer                          Title of Class            (a) Sole     Instr. V       Other        V
----------------------------------------- ------------------------------------ --------- -------------- ----------- ----------
Ramco-Gershenson Properties               Common shares of beneficial interest 1,181,546       --           --
Regency Centers Corp.                     Common Stock                         1,854,210       --           --
Rouse Company                             Common Stock                         2,263,242       --           --
Simon Property Group                      Common Stock                         2,320,230       --           --
SL Green Realty Corp                      Common Stock                         1,395,058       --           --
Starwood Hotels & Resorts Worldwide, Inc. Class B shares of beneficial
                                          interest                             1,687,276       --           --
Summit Properties, Inc.                   Common Stock                         1,147,852       --           --
Sun Communities, Inc                      Common Stock                           932,772       --           --
Taubman Centers, Inc.                                                            893,427       --           --
Ventas Inc.                               Common Stock                            56,100       --           --
Vornado Realty Trust                      Common Stock                         1,857,099       --           --
Winston Hotels, Inc.                                                             1137369       --           --

                                          Subtotal Common

                                                      Grand Total

                                                                               Item 8: Voting Authority (Shares)
                                                                               ---------------------------------

                Item 1:                                 Item 2:
             Name of Issuer                          Title of Class            (a) Sole    (b) Shared  (c) None
----------------------------------------- ------------------------------------  ---------  ----------  --------
Ramco-Gershenson Properties               Common shares of beneficial interest   851,261       --      330,285
Regency Centers Corp.                     Common Stock                         1,330,817       --      523,393
Rouse Company                             Common Stock                         1,638,726       --      624,516
Simon Property Group                      Common Stock                         1,752,878       --      567,352
SL Green Realty Corp                      Common Stock                         1,025,985       --      369,073
Starwood Hotels & Resorts Worldwide, Inc. Class B shares of beneficial
                                          interest                             1,162,839       --      524,437
Summit Properties, Inc.                   Common Stock                           898,404       --      249,448
Sun Communities, Inc                      Common Stock                           675,573       --      257,199
Taubman Centers, Inc.                                                            606,126       --      287,301
Ventas Inc.                               Common Stock                            56,100       --           --
Vornado Realty Trust                      Common Stock                         1,340,744       --      516,355
Winston Hotels, Inc.                                                              771854       --      365,515

                                          Subtotal Common

                                                      Grand Total